UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,014.10	$ 2.26
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.69	$ 2.27

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Coupon Distribution as of May 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	3.4	17.9
4 - 4.99%	56.1	43.2
5 - 5.99%	20.9	21.6
6 - 6.99%	14.1	9.4
7% and over	1.0	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of May 31, 2007
6 months ago
Years	2.9	2.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2007
6 months ago
Years	2.2	2.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of May 31, 2007 *		As of November 30, 2006 **
	Mortgage Securities 18.1%		Mortgage Securities 10.0%
	CMOs and Other Mortgage Related Securities 9.7%		CMOs and Other Mortgage Related Securities 11.8%
	U.S. Treasury Obligations 29.7%		U.S. Treasury Obligations 36.6%
	U.S. Government Agency Obligations 44.5%		U.S. Government Agency Obligations 39.6%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.0%
	Short-Term Investments and Net Other Assets (dagger) (2.9)%		Short-Term Investments and Net Other Assets 1.0%
* Futures and Swaps	(1.3)%	** Futures and Swaps	0.0%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 74.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 44.5%
Fannie Mae:
4.125% 5/15/10	$ 5,520,000	$ 5,365,241
4.5% 10/15/08	2,517,000	2,491,445
4.625% 1/15/08	44,300,000	44,111,503
4.75% 12/15/10	22,900,000	22,604,727
5.125% 9/2/08	10,630,000	10,606,136
6.375% 6/15/09	29,220,000	29,893,258
6.625% 9/15/09	3,187,000	3,286,387
Federal Home Loan Bank:
4.5% 10/14/08	2,240,000	2,216,644
5.375% 8/19/11	2,595,000	2,615,041
5.8% 9/2/08	9,855,000	9,913,085
Freddie Mac:
4.75% 3/5/09	4,578,000	4,540,232
5.125% 4/18/11	1,050,000	1,048,639
5.25% 7/18/11	9,750,000	9,776,627
5.75% 3/15/09	1,500,000	1,512,908
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,608,108
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	850,000	859,562
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		153,449,543
U.S. Treasury Inflation Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	6,068,440	5,786,010
2.375% 4/15/11	1,034,290	1,028,227
2.5% 7/15/16	1,016,540	1,016,961
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		7,831,198
U.S. Treasury Obligations - 27.4%
U.S. Treasury Notes:
4.375% 12/15/10	39,600,000	38,993,645
4.5% 4/30/09 (a)	20,000,000	19,847,968
4.5% 4/30/12 (a)	8,712,000	8,576,605
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 3/31/11	$ 9,250,000	$ 9,217,477
4.875% 5/15/09	18,000,000	17,987,346
TOTAL U.S. TREASURY OBLIGATIONS		94,623,041
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $257,688,193)		255,903,782
U.S. Government Agency - Mortgage Securities - 18.1%

Fannie Mae - 14.0%
3.757% 10/1/33 (b)	53,449	53,137
3.787% 6/1/34 (b)	261,659	256,485
3.802% 6/1/33 (b)	45,213	45,290
3.878% 6/1/33 (b)	218,530	218,783
3.902% 5/1/34 (b)	336,766	331,291
3.91% 5/1/33 (b)	239,678	240,504
3.933% 5/1/34 (b)	260,697	256,476
3.945% 5/1/33 (b)	21,222	21,097
3.964% 9/1/33 (b)	467,573	462,735
3.995% 10/1/18 (b)	36,777	36,402
4% 9/1/13 to 5/1/20	1,462,414	1,376,693
4.021% 4/1/33 (b)	17,187	17,171
4.027% 3/1/34 (b)	965,369	951,455
4.072% 3/1/35 (b)	895,690	885,772
4.084% 2/1/35 (b)	25,754	25,766
4.115% 4/1/34 (b)	650,243	641,888
4.124% 5/1/34 (b)	523,602	516,928
4.167% 1/1/35 (b)	121,507	119,174
4.189% 11/1/34 (b)	630,244	630,538
4.25% 2/1/35 (b)	52,635	51,680
4.257% 1/1/34 (b)	132,196	130,907
4.277% 10/1/33 (b)	20,620	20,455
4.277% 5/1/35 (b)	61,543	61,706
4.281% 8/1/33 (b)	103,105	103,101
4.291% 3/1/33 (b)	53,275	53,645
4.292% 3/1/35 (b)	42,813	42,837
4.303% 3/1/33 (b)	35,811	35,120
4.313% 6/1/33 (b)	22,564	22,706
4.322% 4/1/35 (b)	24,487	24,434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.347% 1/1/35 (b)	$ 54,650	$ 53,801
4.359% 10/1/19 (b)	54,969	54,189
4.365% 2/1/34 (b)	117,812	116,795
4.397% 2/1/35 (b)	87,417	85,946
4.4% 10/1/34 (b)	214,891	212,254
4.401% 5/1/35 (b)	57,326	57,329
4.421% 8/1/34 (b)	1,253,832	1,239,584
4.425% 5/1/35 (b)	154,799	154,442
4.429% 3/1/35 (b)	93,422	91,893
4.443% 8/1/34 (b)	163,024	161,699
4.484% 12/1/34 (b)	19,888	19,625
4.485% 11/1/33 (b)	81,817	81,285
4.5% 5/1/18 to 10/1/18	42,122	40,425
4.503% 2/1/35 (b)	44,296	44,462
4.511% 2/1/35 (b)	27,398	27,464
4.518% 2/1/35 (b)	575,743	571,940
4.52% 1/1/35 (b)	59,722	59,450
4.522% 7/1/35 (b)	177,457	176,781
4.544% 4/1/33 (b)	529,649	531,746
4.556% 9/1/34 (b)	1,139,348	1,127,969
4.575% 2/1/35 (b)	191,645	189,124
4.575% 7/1/35 (b)	136,265	136,547
4.647% 3/1/35 (b)	373,923	375,920
4.653% 10/1/34 (b)	159,283	157,819
4.687% 2/1/35 (b)	781,062	772,475
4.706% 10/1/34 (b)	134,614	133,519
4.719% 3/1/35 (b)	16,588	16,690
4.725% 7/1/34 (b)	158,974	157,925
4.734% 12/1/35 (b)	2,123,016	2,108,303
4.766% 12/1/34 (b)	49,190	48,768
4.797% 4/1/35 (b)	610,906	610,435
4.8% 7/1/35 (b)	226,846	224,035
4.802% 6/1/35 (b)	178,754	179,060
4.806% 11/1/34 (b)	116,713	115,818
4.81% 1/1/36 (b)	1,248,910	1,236,417
4.812% 2/1/33 (b)	68,137	68,707
4.816% 11/1/35 (b)	521,839	522,379
4.825% 7/1/36 (b)	283,334	282,898
4.84% 10/1/35 (b)	125,407	124,515
4.849% 7/1/35 (b)	359,358	355,284
4.856% 10/1/34 (b)	439,605	436,881
4.881% 8/1/34 (b)	41,964	42,001
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.888% 10/1/35 (b)	$ 72,253	$ 72,130
4.902% 5/1/35 (b)	87,601	86,732
4.947% 8/1/34 (b)	349,206	347,909
5% 2/1/16 to 5/1/18	4,632,471	4,530,469
5% 6/1/22 (a)	605,000	589,648
5% 6/1/22 (a)	490,000	477,566
5.005% 2/1/34 (b)	391,602	388,259
5.025% 7/1/34 (b)	21,547	21,480
5.054% 12/1/32 (b)	494,684	492,399
5.059% 5/1/35 (b)	307,932	310,296
5.07% 9/1/34 (b)	331,679	330,783
5.084% 9/1/34 (b)	37,555	37,463
5.095% 5/1/35 (b)	110,085	110,761
5.101% 10/1/35 (b)	348,443	346,657
5.111% 1/1/36 (b)	701,189	696,970
5.116% 10/1/35 (b)	228,774	227,535
5.165% 8/1/33 (b)	65,840	65,916
5.167% 3/1/36 (b)	674,507	671,697
5.17% 6/1/35 (b)	214,216	215,358
5.175% 3/1/35 (b)	27,484	27,417
5.268% 11/1/36 (b)	139,254	139,433
5.272% 4/1/36 (b)	281,349	284,111
5.315% 7/1/35 (b)	24,494	24,650
5.328% 12/1/34 (b)	68,797	68,818
5.36% 2/1/36 (b)	399,871	400,471
5.371% 2/1/36 (b)	54,864	54,927
5.386% 12/1/36 (b)	186,680	186,476
5.407% 2/1/37 (b)	147,369	147,347
5.5% 1/1/09 to 3/1/20	4,149,146	4,128,969
5.5% 6/1/22 (a)	1,115,000	1,106,378
5.5% 6/1/22 (a)	130,000	128,995
5.532% 11/1/36 (b)	287,237	287,834
5.651% 12/1/32 (b)	178,632	182,166
5.67% 4/1/36 (b)	603,269	605,135
5.67% 6/1/36 (b)	388,871	390,256
5.757% 4/1/36 (b)	318,883	320,207
5.831% 5/1/36 (b)	928,761	934,307
5.833% 1/1/36 (b)	138,019	138,561
5.837% 3/1/36 (b)	420,610	423,028
6% 5/1/16 to 9/1/19	1,077,820	1,091,270
6.038% 4/1/36 (b)	2,452,898	2,473,372
6.226% 3/1/37 (b)	69,994	70,647
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.5% 6/1/15 to 3/1/35	$ 1,809,242	$ 1,855,974
6.5% 6/1/22 (a)	750,000	766,533
6.5% 6/1/37 (a)	150,000	152,332
7% 6/1/12 to 6/1/31	410,537	420,128
7.5% 5/1/37	205,000	212,623
8% 8/1/09	580	580
9% 2/1/13 to 8/1/21	159,194	169,282
9.5% 5/1/09 to 11/1/21	7,242	7,458
10.5% 5/1/10 to 8/1/20	33,621	36,542
11% 11/1/10 to 9/1/14	152,041	161,024
11.5% 11/1/15 to 7/15/19	141,889	157,372
12% 4/1/15	13,432	15,387
12.5% 3/1/16	4,267	4,694
		48,433,507
Freddie Mac - 3.9%
3.379% 7/1/33 (b)	457,379	452,134
4% 11/1/20	976,734	914,648
4.288% 2/1/35 (b)	145,264	145,146
4.29% 3/1/35 (b)	62,787	62,444
4.299% 12/1/34 (b)	67,539	66,220
4.425% 3/1/35 (b)	75,401	73,869
4.427% 2/1/34 (b)	68,532	67,768
4.429% 6/1/35 (b)	117,457	116,685
4.456% 3/1/35 (b)	81,355	79,844
4.5% 2/1/18 to 11/1/20	291,452	280,129
4.541% 2/1/35 (b)	147,364	144,741
4.701% 9/1/36 (b)	160,000	158,887
4.777% 3/1/33 (b)	23,327	23,612
4.794% 2/1/36 (b)	71,308	70,317
4.842% 5/1/35 (b)	1,338,944	1,320,778
4.932% 10/1/36 (b)	851,477	848,227
4.991% 4/1/35 (b)	350,470	351,557
5% 9/1/18 to 9/1/35	1,410,860	1,381,323
5.124% 4/1/35 (b)	247,066	245,221
5.126% 7/1/35 (b)	260,177	257,751
5.266% 11/1/35 (b)	251,270	250,754
5.29% 2/1/36 (b)	22,197	22,064
5.498% 1/1/36 (b)	212,913	212,642
5.5% 8/1/14 to 11/1/20	1,731,708	1,722,266
5.538% 1/1/36 (b)	313,672	313,247
5.586% 3/1/36 (b)	1,007,376	1,006,920
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6% 11/1/16 to 2/1/19	$ 422,757	$ 427,661
6.299% 8/1/36 (b)	1,622,584	1,635,873
6.5% 5/1/08	9,428	9,635
7.5% 11/1/12	118,547	121,527
8% 9/1/07 to 12/1/09	12,082	12,088
8.5% 7/1/07 to 6/1/14	12,004	12,023
9% 9/1/10 to 12/1/18	52,625	56,176
9.5% 2/1/17 to 12/1/22	192,565	207,640
10% 1/1/09 to 6/1/20	32,440	34,079
10.5% 9/1/20 to 5/1/21	13,522	14,028
11% 12/1/11	1,327	1,400
11.5% 10/1/15	4,508	5,057
12% 10/1/13 to 11/1/19	17,709	19,816
12.25% 11/1/14	21,574	24,308
12.5% 8/1/10 to 6/1/19	133,135	147,287
		13,317,792
Government National Mortgage Association - 0.2%
8% 11/15/09 to 12/15/23	503,353	520,083
8.5% 5/15/16 to 3/15/17	44,914	47,925
10.5% 1/15/16 to 1/15/18	78,051	87,334
11% 10/20/13	1,707	1,886
13.5% 7/15/11	4,065	4,472
		661,700
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $62,617,859)		62,412,999
Asset-Backed Securities - 0.9%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (b) (Cost $3,236,657)	3,236,657	3,239,473
Collateralized Mortgage Obligations - 9.7%

U.S. Government Agency - 9.7%
Fannie Mae:
floater Series 1994-42 Class FK, 4.08% 4/25/24 (b)	1,594,277	1,518,236
planned amortization class:
Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,323,483
Series 2003-39 Class PV, 5.5% 9/25/22	974,937	970,499
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 1993-238 Class C, 6.5% 12/25/08	$ 1,120,928	$ 1,121,672
Series 1999-25 Class Z, 6% 6/25/29	3,027,125	3,058,150
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	71,120	68,832
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (b)	392,034	401,394
Series 2002-49 Class FB, 5.92% 11/18/31 (b)	638,815	649,841
Series 2002-60 Class FV, 6.32% 4/25/32 (b)	138,059	142,118
Series 2002-74 Class FV, 5.77% 11/25/32 (b)	1,435,256	1,445,623
Series 2002-75 Class FA, 6.32% 11/25/32 (b)	282,812	291,127
planned amortization class:
Series 2002-11:
Class QB, 5.5% 3/25/15	7,745	7,719
Class UC, 6% 3/25/17	621,511	626,150
Series 2002-16 Class PG, 6% 4/25/17	670,000	675,780
Series 2004-81 Class KC, 4.5% 4/25/17	325,000	316,818
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	195,250	194,349
Series 2002-58 Class HC, 5.5% 9/25/17	1,888,625	1,882,130
Series 2003-18 Class EY, 5% 6/25/17	1,012,068	997,365
Series 2005-4 Class ED, 5% 6/25/27	3,433,333	3,407,130
Series 2002-50 Class LE, 7% 12/25/29	6,251	6,235
Freddie Mac planned amortization class Series 2356 Class GD, 6% 9/15/16	217,117	219,137
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 6.32% 3/15/32 (b)	626,264	641,988
Series 2526 Class FC, 5.72% 11/15/32 (b)	354,858	357,178
Series 2530 Class FE, 5.92% 2/15/32 (b)	360,125	365,398
Series 2630 Class FL, 5.82% 6/15/18 (b)	24,979	25,274
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	290,747	293,357
Series 2645 Class PW, 3.25% 7/15/26	984,437	953,935
Series 2649 Class TQ, 3.5% 12/15/21	305,294	302,647
Series 2752 Class PW, 4% 4/15/22	971,664	959,201
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,159,990	1,202,533
Series 2570 Class CU, 4.5% 7/15/17	105,286	102,631
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2572 Class HK, 4% 2/15/17	$ 156,810	$ 151,835
Series 2617 Class GW, 3.5% 6/15/16	960,162	941,124
Series 2672 Class HA, 4% 9/15/16	1,135,389	1,096,777
Series 2675 Class CB, 4% 5/15/16	900,380	871,782
Series 2683 Class JA, 4% 10/15/16	933,582	901,454
Series 2860 Class CP, 4% 10/15/17	118,256	114,747
Series 2866 Class N, 4.5% 12/15/18	680,000	666,746
Series 2937 Class HJ, 5% 10/15/19	489,197	481,194
Series 3013 Class VJ, 5% 1/15/14	1,080,854	1,065,180
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	1,630,000	1,591,708
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,786,671)		33,410,477
Cash Equivalents - 4.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) # (Cost $16,790,000)	$ 16,792,480	16,790,000
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $374,119,380)		371,756,731
NET OTHER ASSETS - (7.8)%		(26,977,202)
NET ASSETS - 100%		$ 344,779,529
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.254% with Credit Suisse First Boston	June 2009	$ 3,500,000	$ 5,854
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	April 2037	850,000	31,891
		$ 4,350,000	$ 37,745
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$16,790,000 due 6/1/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 136,052
BNP Paribas Securities Corp.	193,003
Banc of America Securities LLC	5,643,987
Bank of America, NA	772,011
Barclays Capital, Inc.	1,494,930
Citigroup Global Markets, Inc.	386,005
Countrywide Securities Corp.	1,930,026
Greenwich Capital Markets, Inc.	193,003
Merrill Lynch Government Securities, Inc.	386,005
Societe Generale, New York Branch	1,447,520
UBS Securities LLC	3,860,053
WestLB AG	347,405
$ 16,790,000
Income Tax Information

At November 30, 2006, the fund had a capital loss carryforward of approximately $19,843,511 of which $5,799,739, $4,168,919, $1,483,869, $4,816,509 and $3,574,475 will expire on November 30, 2007, 2008, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $16,790,000) - See accompanying schedule: Unaffiliated issuers (cost $374,119,380)		$ 371,756,731
Cash		910
Receivable for investments sold		535,223
Receivable for fund shares sold		369,786
Interest receivable		4,332,614
Swap agreements, at value		37,745
Total assets		377,033,009

Liabilities
Payable for investments purchased Regular delivery	$ 7,170,547
Delayed delivery	24,685,310
Payable for fund shares redeemed	230,179
Distributions payable	36,785
Accrued management fee	129,755
Other affiliated payables	904
Total liabilities		32,253,480

Net Assets		$ 344,779,529
Net Assets consist of:
Paid in capital		$ 366,688,627
Undistributed net investment income		1,201,536
Accumulated undistributed net realized gain (loss) on investments		(20,785,730)
Net unrealized appreciation (depreciation) on investments		(2,324,904)
Net Assets, for 36,419,242 shares outstanding		$ 344,779,529
Net Asset Value, offering price and redemption price per share ($344,779,529 ÷ 36,419,242 shares)		$ 9.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 7,908,732

Expenses
Management fee	$ 766,647
Independent trustees' compensation	573
Miscellaneous	419
Total expenses before reductions	767,639
Expense reductions	(26,917)	740,722
Net investment income		7,168,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(903,795)
Swap agreements	(52,251)
Total net realized gain (loss)		(956,046)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,740,929)
Swap agreements	37,745
Total change in net unrealized appreciation (depreciation)		(1,703,184)
Net gain (loss)		(2,659,230)
Net increase (decrease) in net assets resulting from operations		$ 4,508,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,168,010	$ 14,237,579
Net realized gain (loss)	(956,046)	(4,160,439)
Change in net unrealized appreciation (depreciation)	(1,703,184)	4,629,247
Net increase (decrease) in net assets resulting from operations	4,508,780	14,706,387
Distributions to shareholders from net investment income	(7,644,262)	(13,677,962)
Share transactions Proceeds from sales of shares	48,155,137	79,142,633
Reinvestment of distributions	7,397,673	13,207,771
Cost of shares redeemed	(50,762,862)	(178,939,958)
Net increase (decrease) in net assets resulting from share transactions	4,789,948	(86,589,554)
Total increase (decrease) in net assets	1,654,466	(85,561,129)

Net Assets
Beginning of period	343,125,063	428,686,192
End of period (including undistributed net investment income of $1,201,536 and undistributed net investment income of $1,677,788, respectively)	$ 344,779,529	$ 343,125,063
Other Information Shares
Sold	5,064,178	8,366,309
Issued in reinvestment of distributions	779,016	1,393,237
Redeemed	(5,342,977)	(18,873,327)
Net increase (decrease)	500,217	(9,113,781)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.52	$ 9.65	$ 9.71	$ 9.71	$ 9.51
Income from Investment Operations
Net investment income D	.200	.382	.293	.225	.236	.376
Net realized and unrealized gain (loss)	(.067)	.012	(.160)	(.060)	.004	.206
Total from investment operations	.133	.394	.133	.165	.240	.582
Distributions from net investment income	(.213)	(.364)	(.263)	(.225)	(.240)	(.382)
Net asset value, end of period	$ 9.47	$ 9.55	$ 9.52	$ 9.65	$ 9.71	$ 9.71
Total Return B, C	1.41%	4.24%	1.39%	1.71%	2.48%	6.25%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44% A	.44%	.44%	.45%	.44%	.45%
Net investment income	4.22% A	4.03%	3.05%	2.31%	2.42%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,780	$ 343,125	$ 428,686	$ 485,782	$ 527,063	$ 501,942
Portfolio turnover rate	125% A	126%	96%	165%	289%	219%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

1. Organization.

Fidelity Institutional Short-Intermediate Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 279,346
Unrealized depreciation	(2,494,570)
Net unrealized appreciation (depreciation)	$ (2,215,224)
Cost for federal income tax purposes	$ 373,971,955

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

5. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $419 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,881.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $26,917.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

ISIG-USAN-0707
1.786814.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Real Estate High Income

Fund

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call Fidelity (collect) at 1-617-563-6414 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Fidelity (collect) at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,014.90	$ 4.17
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.79	$ 4.18

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Where neither Moody's or S&P ratings are available, we have used Fitch ratings.

Asset Allocation (% of fund's net assets)

Semiannual Report

Investments May 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 8.0%
		Principal Amount (b)	Value
Convertible Bonds - 0.4%
Homebuilding/Real Estate - 0.4%
American Financial Realty Trust 4.375% 7/15/24		$ 2,260,000	$ 2,197,850
Nonconvertible Bonds - 7.6%
Diversified Financial Services - 0.7%
Thornburg Mortgage, Inc. 8% 5/15/13		3,000,000	3,000,000
Wrightwood Capital LLC 9% 6/1/14 (c)		1,000,000	995,000
			3,995,000
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12		1,000,000	1,035,000
Healthcare - 2.1%
Omega Healthcare Investors, Inc.:
7% 4/1/14		2,290,000	2,341,525
7% 1/15/16		1,000,000	1,025,000
Senior Housing Properties Trust:
7.875% 4/15/15		1,395,000	1,457,775
8.625% 1/15/12		1,405,000	1,524,425
Skilled Healthcare Group, Inc. 11% 1/15/14 (c)		2,310,000	2,604,525
Sun Healthcare Group, Inc. 9.125% 4/15/15 (c)		120,000	126,000
Ventas Realty LP:
6.5% 6/1/16		750,000	755,625
6.625% 10/15/14		500,000	505,000
6.75% 6/1/10		780,000	795,600
6.75% 4/1/17		1,190,000	1,215,288
			12,350,763
Homebuilding/Real Estate - 3.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		750,000	738,750
8.125% 6/1/12		1,475,000	1,500,813
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		2,340,000	2,386,800
Forest City Enterprises, Inc.:
6.5% 2/1/17		2,000,000	1,930,000
7.625% 6/1/15		500,000	510,000
Highwoods/Forsyth LP 5.85% 3/15/17 (c)		2,000,000	1,952,500
HMB Capital Trust V 8.99% 12/15/36 (c)(e)		1,000,000	820,000
iStar Financial, Inc. 5.15% 3/1/12		5,000,000	4,825,940
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	986,374

		Principal Amount (b)	Value
Rouse Co. 5.375% 11/26/13		$ 2,100,000	$ 1,978,603
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)		2,850,000	2,864,250
			20,494,030
Hotels - 0.8%
Host Marriott LP 6.375% 3/15/15		2,000,000	1,990,000
Times Square Hotel Trust 8.528% 8/1/26 (c)		2,557,273	2,940,864
			4,930,864
Restaurants - 0.4%
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,350,000	2,332,375
TOTAL NONCONVERTIBLE BONDS			45,138,032
TOTAL CORPORATE BONDS (Cost $46,835,099)			47,335,882
Asset-Backed Securities - 8.9%

Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.82% 10/25/34 (c)(e)		2,014,000	1,969,429
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)		1,500,000	1,653,516
Argent Securities, Inc. Series 2004-W9 Class M7, 7.4018% 6/26/34 (e)		1,035,000	1,006,552
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (c)(d)		1,500,000	495,000
Series 1998-A Class F, 7.44% 11/15/14 (a)(c)		857,043	0
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 6.82% 3/20/50 (c)(e)		750,000	755,475
Class E, 7.42% 3/20/50 (c)(e)		3,000,000	3,003,109
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (c)(e)		1,950,000	1,915,908
Class F, 7.07% 12/25/46 (c)(e)		250,000	243,111
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (c)		392,166	279,418
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (c)		5,170,000	5,354,052
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)		4,100,000	4,295,570
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)		1,330,000	1,330,000
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)		$ 2,200,000	$ 1,557,380
Series 2004-1A Class H1, 9.05% 1/28/40 (c)(e)		2,150,000	2,142,690
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 8.725% 11/28/39 (c)(e)		1,000,000	984,400
Class F, 10.225% 11/28/39 (c)(e)		1,050,000	1,021,020
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)		4,500,000	4,232,285
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.355% 7/25/35 (c)(e)		1,700,000	1,695,750
GSAMP Trust Series 2005-HE3 Class B3, 7.82% 6/25/35 (e)		1,070,000	860,120
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.97% 9/25/46 (c)(e)		1,580,000	1,528,176
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.87% 8/26/30 (c)(e)		550,000	548,570
Class E, 7.32% 8/26/30 (c)(e)		1,055,000	1,056,055
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)		990,000	247,500
Lenox Ltd. Series 2007-1 5.36% 4/12/37 (c)(e)		1,865,000	1,727,400
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (c)		921,399	832,714
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,665,000	1,456,875
Park Place Securities NIMS Trust Series 2004-WCW1, 5.65% 9/25/34 (c)		45,958	45,039
Park Place Securities, Inc.:
Series 2004-WHQ2 Class M10, 7.82% 2/25/35 (c)(e)		1,943,000	1,592,406
Series 2005-WHQ1 Class M10, 7.82% 3/25/35 (c)(e)		1,665,000	1,425,051
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		727,803	709,490
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (c)(e)		300,000	150,000
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 8.0056% 2/5/36 (c)(e)		1,960,000	1,827,700
Class E, 9.8556% 2/5/36 (c)(e)		500,000	465,750

		Principal Amount (b)	Value
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 9.8556% 12/5/36 (c)(e)		$ 2,978,395	$ 2,829,475
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (c)		1,460,000	1,453,620
TOTAL ASSET-BACKED SECURITIES (Cost $54,391,773)			52,690,606
Collateralized Mortgage Obligations - 9.4%

Private Sponsor - 8.8%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.27% 11/15/15 (c)(e)		2,905,000	2,887,796
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (c)(e)		656,888	346,582
Class B4, 5.5% 9/25/35 (c)(e)		558,888	138,863
Class B5, 5.5% 9/25/35 (c)(e)		644,387	25,775
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(e)		837,391	553,556
Class B4, 6.61% 7/25/32 (c)(e)		1,677,366	708,656
Class B5, 6.61% 7/25/32 (c)(e)		301,691	9,051
Series 2002-R2 Class 2B4, 6.0918% 7/25/33 (c)(e)		131,933	55,316
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)		768,847	514,207
Class B4, 5.75% 8/25/43 (c)		437,412	199,263
Class B5, 5.75% 8/25/43 (c)		446,622	22,331
Series 2003-40:
Class B3, 4.5% 10/25/18 (c)		203,085	176,657
Class B4, 4.5% 10/25/18 (c)		81,234	59,590
Class B5, 4.5% 10/25/18 (c)		276,234	77,726
Series 2003-50:
Class B4, 5% 11/25/18 (c)		245,299	195,390
Class B5, 5% 11/25/18 (c)		245,299	95,318
Series 2003-R1:
Class 2B4, 6.1004% 2/25/43 (c)(e)		103,712	44,907
Class 2B5, 6.1004% 2/25/43 (c)(e)		404,821	51,244
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		733,687	427,144
Series 2003-R3 Class B3, 5.5% 11/25/33 (c)		695,367	316,469
Series 2004-R1:
Class 1B3, 5.5% 11/25/34 (c)(e)		1,021,634	285,036
Class 1B4, 5.5% 11/25/34 (c)(e)		382,800	19,140
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7564% 9/25/19 (c)(e)		$ 172,476	$ 144,936
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		297,202	295,628
Class 4B4, 7% 10/25/17 (c)		89,356	85,525
Class 4B5, 7% 10/25/17 (c)		155,646	108,099
Class 4B6, 7% 10/25/17 (c)		68,349	10,252
Series 2004-5:
Class CB5, 5.0643% 8/25/19 (c)(e)		167,189	117,973
Class CB6, 5.0643% 8/25/19 (c)(e)		110,908	35,491
Series 2005-10 Class CB5, 5.1932% 11/25/20 (c)(e)		292,647	193,111
Series 2005-2 Class CB4, 5.2174% 3/25/35 (c)(e)		706,484	526,639
Diversified REIT Trust:
Series 1999-1A:
Class F, 6.78% 3/18/11 (c)(e)		1,936,600	1,955,000
Class G, 6.78% 3/18/11 (c)(e)		2,425,400	2,420,154
Class H, 6.78% 3/18/11 (c)(e)		1,390,000	1,362,864
Series 2000-1A:
Class F, 6.971% 3/8/10 (c)		1,170,000	1,193,536
Class G, 6.971% 3/8/10 (c)		1,335,000	1,345,005
Class H, 6.971% 3/8/10 (c)		1,835,000	1,814,672
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (c)		3,836,000	1,344,998
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)		243,168	207,529
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)		546,821	551,544
Class B2, 7% 2/19/30 (c)		468,704	469,288
Class B4, 7% 2/19/30 (c)		39,186	1,959
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (c)(e)		1,172,812	1,172,812
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 17.27% 7/10/35 (c)(e)		1,624,507	1,734,161
Series 2005-A Class B6, 7.32% 3/10/37 (c)(e)		774,283	774,283
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)		162,467	140,412

		Principal Amount (b)	Value
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 16.82% 12/10/35 (c)(e)		$ 467,721	$ 496,953
Series 2004-A:
Class B7, 9.57% 2/10/36 (c)(e)		475,652	489,921
Class B9, 14.32% 2/10/36 (c)(e)		774,361	813,079
Series 2004-B:
Class B8, 10.07% 2/10/36 (c)(e)		396,288	408,177
Class B9, 13.57% 2/10/36 (c)(e)		672,546	704,492
Series 2004-C:
Class B7, 8.82% 9/10/36 (c)(e)		2,019,369	2,049,660
Class B8, 9.57% 9/10/36 (c)(e)		1,798,200	1,802,695
Class B9, 12.32% 9/10/36 (e)		673,123	696,682
Series 2005-A:
Class B10, 13.82% 3/10/37 (c)(e)		483,927	491,186
Class B7, 8.32% 3/10/37 (c)(e)		1,451,781	1,451,781
Class B9, 11.07% 3/10/37 (c)(e)		1,686,001	1,686,001
Series 2005-B:
Class B7, 8.42% 6/10/37 (c)(e)		1,732,604	1,732,604
Class B8, 9.22% 6/10/37 (c)(e)		596,786	596,786
Class B9, 11.07% 6/10/37 (c)(e)		577,535	577,535
Series 2005-C:
Class B7, 8.42% 9/10/37 (c)(e)		1,796,737	1,796,737
Class B8, 9.07% 9/10/37 (c)(e)		1,038,006	1,038,006
Class B9, 11.02% 9/10/37 (c)(e)		1,699,088	1,699,088
Series 2005-D:
Class B7, 9.57% 12/15/37 (c)(e)		1,652,649	1,685,702
Class B8, 11.07% 12/15/37 (c)(e)		1,361,005	1,384,823
Series 2006-A:
Class B7, 8.82% 3/15/38 (c)(e)		1,058,444	1,058,444
Class B8, 9.17% 3/15/38 (c)(e)		679,373	679,373
Class B9, 10.82% 3/15/38 (c)(e)		423,377	423,377
Series 2006-B Class B7, 9.17% 7/15/38 (c)(e)		1,212,569	1,212,569
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2007-A Class B10, 10.07% 2/15/39 (c)(e)		$ 1,597,436	$ 1,589,448
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (c)		394,684	375,284
TOTAL PRIVATE SPONSOR			52,156,291
U.S. Government Agency - 0.6%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		762,400	586,405
Class B4, 7% 9/25/41 (g)		417,525	241,500
Class B5, 7% 9/25/41 (g)		689,365	48,256
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 5.9794% 2/25/42 (c)(e)		161,440	109,404
Class 3B5, 5.9794% 2/25/42 (c)(e)		153,423	18,823
Class B4, 6% 2/25/42 (c)		1,133,275	437,022
Class B5, 6% 2/25/42 (c)		186,157	5,585
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 6.0948% 1/25/42 (c)(e)		130,082	66,778
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (g)		2,338,183	1,508,818
Class B4, 5.75% 12/25/42 (g)		1,430,690	588,668
Class B5, 5.75% 12/25/42 (g)		1,082,282	54,114
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 6.0341% 6/25/43 (e)(g)		377,880	138,773
Class 2B5, 6.0341% 6/25/43 (e)(g)		384,516	47,575
TOTAL U.S. GOVERNMENT AGENCY			3,851,721
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,466,347)			56,008,012
Commercial Mortgage Securities - 60.0%

Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.8994% 6/25/30 (c)(e)		4,513,000	4,579,931
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.7706% 2/14/29 (c)(e)		1,895,000	1,996,264

		Principal Amount (b)	Value
Series 1997-D4:
Class B2, 7.525% 4/14/29		$ 675,000	$ 719,915
Class B5, 7.525% 4/14/29		4,476,925	4,274,064
Series 1997-MD7:
Class A3, 7.9667% 1/13/30 (e)		1,449,210	1,482,270
Class A4, 8.1667% 1/13/30 (e)		1,018,285	1,011,912
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (c)		1,250,732	1,386,084
Class BWG, 8.155% 10/11/37 (c)		998,160	1,137,378
Class BWH, 9.073% 10/11/37 (c)		306,869	364,223
Class BWJ, 9.99% 10/11/37 (c)		509,120	628,395
Class BWK, 10.676% 10/11/37 (c)		678,050	860,932
Class BWL, 10.1596% 10/11/37 (c)		1,463,289	1,818,922
Series 2004-4:
Class K, 4.637% 7/10/42 (c)(e)		1,650,000	1,335,727
Class L, 4.637% 7/10/42 (c)(e)		1,690,000	1,193,299
Series 2005-4 Class H, 5.3254% 7/10/45 (c)(e)		525,000	462,108
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (c)(e)		1,047,439	1,056,990
Series 2005-ESHA Class K, 7.12% 7/14/08 (c)(e)		3,950,000	3,950,395
Series 2005-MIB1 Class K, 7.32% 3/15/22 (c)(e)		2,310,000	2,313,439
Bear Stearns Commercial Mortgage Securities Trust Series 2007-BBA8 Class L, 7.22% 3/15/22 (c)(e)		1,965,000	1,965,000
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 1998-C1 Class F, 6% 6/16/30 (c)		600,000	601,001
Series 1999-C1 Class H, 5.64% 2/14/31 (c)		1,475,030	1,336,687
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)		4,696,000	4,954,191
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.5651% 8/1/24 (c)(e)		140,010	128,110
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 5.8627% 10/25/22 (c)(e)		96,410	48,205
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (c)		$ 2,500,000	$ 2,567,861
Class H, 6.34% 5/18/30 (c)		2,000,000	1,693,020
Series 1998-2 Class J, 6.39% 11/18/30 (c)		2,447,000	924,507
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)		4,000,000	4,066,240
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)		5,380,000	5,484,455
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,603,228
Class H, 6% 11/17/32		4,372,000	4,382,537
Commercial Mortgage pass thru certificates:
Series 2001-J1A Class F, 6.958% 2/14/34 (c)		1,480,000	1,548,808
Series 2001-J2A Class F, 7.1575% 7/16/34 (c)(e)		1,520,000	1,610,139
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(e)		3,190,000	2,313,503
Series 1998-C1:
Class F, 6% 5/17/40 (c)		12,000,000	11,394,876
Class H, 6% 5/17/40 (c)		3,600,000	1,791,000
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)		4,000,000	4,222,148
Class G, 6.75% 11/11/30 (c)		1,065,000	1,107,361
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		2,011,892	1,243,935
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (c)(e)		6,026,000	5,792,963
Series 2003-C3 Class J, 4.231% 5/15/38 (c)		2,400,000	2,130,026
Series 2004-CBN1 Class A, 10.633% 8/15/08 (c)		2,135,380	2,085,604
Series 2004-TF2A Class AX, 0% 11/15/19 (c)(e)(f)		3,186,451	6,373
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 7.22% 2/15/22 (c)(e)		2,385,000	2,385,000
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.797% 5/15/23 (c)(e)		2,824,000	2,824,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (c)		6,101,000	6,915,341
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31		3,600,000	3,844,372

		Principal Amount (b)	Value
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (c)		$ 5,785,000	$ 5,825,310
Series 1998-CG1 Class B4, 7.3709% 6/10/31 (c)(e)		3,690,000	3,944,024
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.3515% 3/13/28 (e)		2,105,000	2,221,437
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.7188% 4/29/39 (c)(e)		3,547,220	3,599,597
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)		3,700,000	3,790,286
GE Commercial Mortgage Corp. Series 2005-C3 Class J, 5.2747% 7/10/45 (c)(e)		2,277,000	2,024,907
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (c)		5,000,000	4,827,000
Class F, 6.376% 12/15/14 (c)		2,220,000	2,178,367
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		1,576,000	1,579,597
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (e)		1,745,000	1,761,087
Class F, 6.75% 4/15/29 (e)		7,131,000	7,315,960
Class H, 6.6803% 4/15/29 (e)		6,995,714	2,238,628
Series 1999-C1 Class F, 6.02% 5/15/33 (c)		7,100,000	7,118,133
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	4,508,438
Series 1999-C3:
Class J, 6.974% 8/15/36 (c)		2,788,000	2,741,388
Class K, 6.974% 8/15/36 (c)		5,260,000	4,247,450
Series 2000-C1 Class K, 7% 3/15/33 (c)		2,473,000	2,267,046
Series 2003-J10 Class B2, 6.75% 4/15/29 (e)		4,000,000	3,946,719
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 11/5/13 (c)(e)		3,210,000	3,066,893
Series 2005-GG3:
Class J, 4.685% 8/10/42 (c)(e)		900,000	777,829
Class K, 4.685% 8/10/42 (c)(e)		1,700,000	1,422,688
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.9998% 7/13/30 (c)(e)		3,736,000	4,162,198
Series 1998-GLII Class G, 7.1908% 4/13/31 (c)(e)		2,083,000	2,173,773
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GS Mortgage Securities Corp. II: - continued
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(e)		$ 420,000	$ 377,677
Class K, 5.067% 8/1/38 (c)(e)		720,000	628,927
Series 2006-RR2:
Class M, 5.8117% 6/1/46 (c)(e)		727,000	509,074
Class N, 5.8117% 6/1/46 (c)(e)		160,000	102,392
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,000,000	5,370,942
Series 1999-C7:
Class G, 6% 10/15/35 (c)		13,273,000	13,156,649
Class H, 6% 10/15/35 (c)		1,991,000	1,950,991
Class NR, 6% 10/15/35 (c)		6,090,987	3,350,043
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,075,000	1,057,865
Class H, 6% 7/15/31 (c)		2,045,000	1,895,470
Series 2000-C9 Class G, 6.25% 10/15/32 (c)		1,880,000	1,886,365
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (c)(e)		2,003,000	1,953,546
Class NR, 6% 10/15/32 (c)(e)		2,060,685	1,277,625
Class X, 1.8768% 10/15/32 (c)(e)(f)		25,988,245	563,035
Series 2003-CB7 Class L, 5.173% 1/12/38 (c)(e)		4,096,000	3,232,000
Series 2005-PRKS Class A, 10.075% 1/15/15 (c)(e)		2,290,000	2,319,999
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (c)		2,483,000	648,319
Series 1998-C4 Class G, 5.6% 10/15/35 (c)		1,510,000	1,490,438
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (c)(e)		447,568	402,811
LB-UBS Commercial Mortgage Trust:
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,610,785
Class P, 5.868% 11/15/33		1,320,000	1,067,344
Series 2002-C1 Class K, 6.428% 3/15/34 (c)		3,751,000	3,758,519
Series 2002-C2 Class M, 5.683% 7/15/35 (c)		950,000	927,586
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(e)		1,393,000	1,030,707
Class M, 5.45% 5/28/40 (c)(e)		1,533,000	962,259

		Principal Amount (b)	Value
Merrill Lynch Financial Asset, Inc.:
sequential pay Series 2002-CAN8 Class A1, 4.83% 11/12/34	CAD	75,123	$ 70,118
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	440,142
Class G, 4.384% 7/12/15	CAD	275,000	212,677
Class H, 4.384% 7/12/15	CAD	184,000	125,681
Class J, 4.384% 7/12/15	CAD	275,000	173,781
Class K, 4.384% 7/12/15	CAD	275,000	163,453
Class L, 4.384% 7/12/15	CAD	184,000	102,952
Class M, 4.384% 7/12/15	CAD	772,000	298,174
Series 2005-CA17:
Class E, 4.9735% 11/12/37 (e)	CAD	474,000	406,030
Class F, 4.525% 11/12/37 (e)	CAD	812,000	634,120
Class G, 4.525% 11/12/37 (e)	CAD	846,000	642,627
Class H, 4.525% 11/12/37 (e)	CAD	235,000	160,474
Class J, 4.525% 11/12/37 (e)	CAD	248,000	153,473
Class K, 4.525% 11/12/37 (e)	CAD	261,000	148,320
Class L, 4.525% 11/12/37 (e)	CAD	248,000	131,829
Class M, 4.525% 11/12/37 (e)	CAD	2,057,000	752,194
Merrill Lynch Mortgage Investors, Inc.:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		2,350,000	2,304,744
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		2,604,000	2,365,968
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (c)		1,975,000	1,909,689
Class J, 5.695% 7/12/34 (c)		700,000	681,039
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (c)(e)		1,869,000	1,748,109
Class K, 5.091% 8/12/39 (c)(e)		1,482,000	1,287,352
Series 2006-KEY2 Class L, 5.091% 8/12/39 (c)		1,370,000	1,114,486
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (c)		645,000	672,514
Class G, 12.349% 10/15/13 (c)		465,000	484,072
Class X, 8.0472% 1/15/18 (e)(f)		956,286	312,922
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)		1,074,000	1,031,119
Class E, 8.309% 10/15/40 (c)		441,000	423,676
Class F, 10.223% 10/15/40 (c)		772,000	751,744
Class G, 12.933% 10/15/40 (c)		497,000	476,538
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2005-C3:
Class D, 7.7% 5/20/44 (c)		$ 1,039,000	$ 999,765
Class E, 8.757% 5/20/44 (c)		738,000	714,707
Class F, 10.813% 5/20/44 (c)		479,000	467,903
Class G, 10% 5/20/44 (c)		673,000	552,412
Morgan Stanley Capital I, Inc.:
Series 1997-RR Class G1, 7.5892% 4/30/39 (c)(e)		4,611,957	621,138
Series 1998-CF1 Class F, 7.35% 7/15/32 (c)		2,020,000	1,999,692
Series 1998-HF2:
Class F, 6.01% 11/15/30 (c)		5,935,000	5,966,155
Class G, 6.01% 11/15/30 (c)		8,985,745	9,068,496
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (c)		2,106,170	1,263,702
Class N, 6.54% 3/15/32 (c)		293,786	47,006
Morgan Stanley Dean Witter Capital I Trust Series 2000-LIFE Class H, 6.5% 11/15/36 (c)		773,000	773,242
Mortgage Capital Funding, Inc. Series 1997-MC2 Class F, 7.214% 11/20/27 (c)		9,381,364	9,404,467
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (c)		6,500,000	6,595,586
Class G, 5% 8/20/30 (c)		1,315,000	1,184,734
Series 1999-1 Class H, 6% 1/20/31 (c)		1,340,000	1,316,941
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (c)		7,453,000	7,630,223
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (c)		5,862,000	6,034,287
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.9872% 2/15/13 (c)(e)		3,765,000	3,913,088
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)		4,130,000	4,073,123
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 4/12/17 (c)	CAD	1,170,000	889,920
Class G, 4.456% 4/12/17 (c)	CAD	585,000	431,668
Class H, 4.456% 4/12/17 (c)	CAD	390,000	251,654
Class J, 4.456% 4/12/17 (c)	CAD	390,000	233,190
Class K, 4.456% 4/12/18 (c)	CAD	195,000	102,747
Class L, 4.456% 4/12/18 (c)	CAD	281,000	142,503
Class M, 4.456% 4/12/18 (c)	CAD	1,413,000	503,392
Series 2007-1:
Class F, 4.57% 4/12/17	CAD	1,515,000	1,202,948
Class G, 4.57% 4/12/17	CAD	505,000	384,838
Class H, 4.57% 4/12/17	CAD	505,000	339,761

		Principal Amount (b)	Value
Class J, 4.57% 4/12/17	CAD	505,000	$ 310,777
Class K, 4.57% 4/12/17	CAD	253,000	142,713
Class L, 4.57% 4/12/17	CAD	757,000	411,899
Class M, 4.57% 4/12/18	CAD	2,222,418	842,563
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.01% 1/15/19 (a)(c)(e)		399,513	0
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (c)(e)		2,500,000	2,645,024
Series 2000-NL1 Class H, 7.1363% 10/15/30 (c)(e)		2,900,000	2,902,266
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (c)(e)		2,150,000	2,086,454
Class F6, 6.5% 2/18/34 (c)(e)		475,000	447,929
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (c)		1,105,000	1,090,842
TERRA LNR I Series 2006-G, 7.29% 6/15/17 (c)(e)		475,743	463,283
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class 175C, 6.0432% 10/15/41 (c)(e)		1,250,000	1,105,887
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.8463% 9/25/26 (c)(e)		4,815,000	4,578,102
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1928% 10/18/31 (c)(e)		5,163,000	5,397,688
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $325,826,513)			356,527,594
Common Stocks - 0.1%
		Shares
Homebuilding/Real Estate - 0.1%
Annaly Capital Management, Inc. (Cost $592,650)		43,900	677,816
Preferred Stocks - 6.3%

Convertible Preferred Stocks - 0.2%
Healthcare - 0.2%
Health Care REIT, Inc. 7.50%		40,000	1,278,400
Nonconvertible Preferred Stocks - 6.1%
Banks and Thrifts - 0.3%
MFH Financial Trust I 9.50% (c)		16,845	1,738,404
Diversified Financial Services - 0.3%
Lexington Realty Trust 7.55%		20,000	499,400
Realty Income Corp. 6.75%		50,000	1,252,500
			1,751,900
Preferred Stocks - continued
		Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilding/Real Estate - 4.7%
American Home Mortgage Investment Corp. Series B, 9.25%		2,900	$ 71,485
Annaly Capital Management, Inc. Series A, 7.875%		97,120	2,500,840
Anthracite Capital, Inc.:
Series C, 9.375%		5,830	150,123
Series D, 8.25%		45,000	1,118,250
Anworth Mortgage Asset Corp. Series A, 8.625%		49,000	1,227,450
Apartment Investment & Management Co.:
Series G, 9.375%		16,500	428,340
Series T, 8.00%		103,000	2,625,470
Series U, 7.75%		16,000	407,200
CBL & Associates Properties, Inc. Series B, 8.75%		6,300	319,158
Cedar Shopping Centers, Inc. 8.875%		46,400	1,205,472
CenterPoint Properties Trust Series D, 5.377%		2,775	2,324,063
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%		107,000	2,708,170
Hersha Hospitality Trust Series A, 8.00%		38,676	993,973
iStar Financial, Inc. Series I, 7.50%		30,000	744,000
Mid-America Apartment Communities, Inc. Series H, 8.30%		103,000	2,638,860
PS Business Parks, Inc. (depositary shares) Series L, 7.60%		44,000	1,124,640
RAIT Investment Trust:
Series A, 7.75%		25,900	636,622
Series B, 8.375%		26,505	662,625
Strategic Hotel & Resorts, Inc.:
Series B, 8.25%		88,000	2,239,600
Series C, 8.25%		22,820	585,333
Taubman Centers, Inc. Series G, 8.00%		40,000	1,030,000
The Mills Corp.:
Series B, 9.00%		100	2,600
Series C, 9.00%		25,580	665,080
Series E, 8.75%		59,450	1,545,700
			27,955,054
Hotels - 0.4%
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%		40,000	1,000,000
Innkeepers USA Trust Series C, 8.00%		35,000	766,500
Red Lion Hotels Capital Trust 9.50%		29,250	782,438
			2,548,938
Services - 0.4%
Public Storage, Inc. Series M, 6.625%		81,000	1,995,840
TOTAL NONCONVERTIBLE PREFERRED STOCKS			35,990,136
TOTAL PREFERRED STOCKS (Cost $36,589,417)			37,268,536
Floating Rate Loans - 3.8%
		Principal Amount (b)	Value
Diversified Financial Services - 0.8%
EOP Operating LP term loan 7.97% 2/28/09 (e)		$ 36,082	$ 36,082
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.86% 2/27/14 (e)		2,750,000	2,780,938
Tranche B 1LN, term loan 8.1099% 2/27/13 (e)		1,885,275	1,897,058
			4,714,078
Homebuilding/Real Estate - 1.8%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (e)		2,930,263	2,952,240
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (e)		4,114,474	4,114,474
MDS Realty Holdings LLC:
Tranche M1, term loan 7.57% 1/8/08 (e)		1,138,326	1,138,326
Tranche M3, term loan 8.82% 1/8/08 (e)		1,241,810	1,241,810
Tishman Speyer Properties term loan 7.07% 12/27/12 (e)		1,410,000	1,413,525
			10,860,375
Leisure - 0.6%
Intrawest Resorts term loan 7.478% 10/25/07 (e)		3,376,593	3,380,814
Super Retail - 0.6%
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (e)		59,850	60,224
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (e)		3,500,000	3,526,250
			3,586,474
Telecommunications - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.89% 3/6/14 (e)		160,000	160,200
TOTAL FLOATING RATE LOANS (Cost $22,599,539)			22,701,941
Preferred Securities - 2.2%

Diversified Financial Services - 1.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (c)	1,100,000	1,023,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (c)	2,140,000	1,701,300
Ipswich Street CDO Series 2006-1, 6/27/46 (c)	2,515,000	2,137,750
Kent Funding III Ltd. 11/5/47 (c)	1,100,000	913,000
		5,775,050
Preferred Securities - continued
	Principal Amount (b)	Value
Homebuilding/Real Estate - 1.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)	$ 3,000,000	$ 2,978,700
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (c)	2,730,000	3,107,832
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (c)	1,100,000	1,047,750
		7,134,282
TOTAL PREFERRED SECURITIES (Cost $13,491,370)		12,909,332
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.08%, dated 5/31/07 due 6/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $6,143,000)	$ 6,143,866	6,143,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $565,935,708)		592,262,719
NET OTHER ASSETS - 0.3%		2,073,431
NET ASSETS - 100%	$ 594,336,150
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Issuer is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,885,251 or 70.1% of net assets.

(d) Partial interest payment received on the last interest payment date.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,458,044 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,048,063
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 791,172
Class B4, 7% 9/25/41	11/2/01	$ 232,500
Class B5, 7% 9/25/41	11/2/01	$ 452,079
Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,902,824
Class B4, 5.75% 12/25/42	3/25/03	$ 822,713
Class B5, 5.75% 12/25/42	3/25/03	$ 556,242
Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 6.0341% 6/25/43	9/29/03	$ 168,529
Class 2B5, 6.0341% 6/25/43	9/29/03	$ 66,097
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,143,000 due 6/01/07 at 5.08%
BNP Paribas Securities Corp.	$ 1,129,670
Goldman, Sachs & Co.	1,509,390
Merrill Lynch Government Securities, Inc.	2,695,338
Mizuho Securities USA, Inc.	808,602
$ 6,143,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $6,143,000) - See accompanying schedule: Unaffiliated issuers (cost $565,935,708)		$ 592,262,719
Cash		144,827
Receivable for investments sold		1,087,689
Dividends receivable		148,866
Interest receivable		3,839,030
Prepaid expenses		1,527
Total assets		597,484,658

Liabilities
Payable for investments purchased	$ 2,277,078
Distributions payable	382,077
Accrued management fee	356,009
Other affiliated payables	30,859
Other payables and accrued expenses	102,485
Total liabilities		3,148,508

Net Assets		$ 594,336,150
Net Assets consist of:
Paid in capital		$ 555,552,905
Undistributed net investment income		6,451,512
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,008,221
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,323,512
Net Assets, for 54,122,110 shares outstanding		$ 594,336,150
Net Asset Value, offering price and redemption price per share ($594,336,150 ÷ 54,122,110 shares)		$ 10.98

Statement of Operations

	Six months ended May 31, 2007

Investment Income
Dividends		$ 2,551,119
Interest (including $36,761 from affiliated interfund lending)		23,450,568
Total income		26,001,687

Expenses
Management fee	$ 2,188,682
Transfer agent fees	45,816
Accounting fees and expenses	141,628
Custodian fees and expenses	12,452
Independent trustees' compensation	989
Registration fees	227
Audit	106,575
Legal	4,848
Miscellaneous	8,890
Total expenses before reductions	2,510,107
Expense reductions	(8,245)	2,501,862
Net investment income		23,499,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	605,382
Foreign currency transactions	(23,749)
Total net realized gain (loss)		581,633
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,256,102)
Assets and liabilities in foreign currencies	(1,262)
Total change in net unrealized appreciation (depreciation)		(15,257,364)
Net gain (loss)		(14,675,731)
Net increase (decrease) in net assets resulting from operations		$ 8,824,094

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,499,825	$ 48,026,771
Net realized gain (loss)	581,633	4,602,389
Change in net unrealized appreciation (depreciation)	(15,257,364)	(187,581)
Net increase (decrease) in net assets resulting from operations	8,824,094	52,441,579
Distributions to shareholders from net investment income	(28,663,671)	(46,014,040)
Distributions to shareholders from net realized gain	(1,615,201)	(5,493,149)
Total distributions	(30,278,872)	(51,507,189)
Share transactions Proceeds from sales of shares	83,508,076	131,523,262
Reinvestment of distributions	26,742,619	44,676,310
Cost of shares redeemed	(94,227,831)	(100,823,389)
Net increase (decrease) in net assets resulting from share transactions	16,022,864	75,376,183
Total increase (decrease) in net assets	(5,431,914)	76,310,573

Net Assets
Beginning of period	599,768,064	523,457,491
End of period (including undistributed net investment income of $6,451,512 and undistributed net investment income of $11,615,358, respectively)	$ 594,336,150	$ 599,768,064
Other Information Shares
Sold	7,511,428	11,771,428
Issued in reinvestment of distributions	2,405,013	4,002,884
Redeemed	(8,526,070)	(9,082,665)
Net increase (decrease)	1,390,371	6,691,647

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2007	2006	2005	2004	2003 F	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.37	$ 11.43	$ 10.96	$ 10.47	$ 10.05
Income from Investment Operations
Net investment income D	.429	.958	.787	.947	.885	.937
Net realized and unrealized gain (loss)	(.264)	.090	.186	.881	.503	.409
Total from investment operations	.165	1.048	.973	1.828	1.388	1.346
Distributions from net investment income	(.525)	(.928)	(.853)	(.848)	(.828)	(.926)
Distributions from net realized gain	(.030)	(.120)	(.180)	(.510)	(.070)	-
Total distributions	(.555)	(1.048)	(1.033)	(1.358)	(.898)	(.926)
Net asset value, end of period	$ 10.98	$ 11.37	$ 11.37	$ 11.43	$ 10.96	$ 10.47
Total Return B, C	1.49%	9.80%	9.00%	18.26%	13.81%	14.05%
Ratios to Average Net Assets E
Expenses before reductions	.83% A	.82%	.82%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.83% A	.82%	.82%	.82%	.83%	.84%
Expenses net of all reductions	.82% A	.82%	.82%	.81%	.81%	.83%
Net investment income	7.73% A	8.61%	7.01%	8.75%	8.25%	9.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 594,336	$ 599,768	$ 523,457	$ 405,968	$ 308,416	$ 402,365
Portfolio turnover rate	11% A	22%	18%	27%	27%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F As the result of a correction made in the calculation of accretion of discount for certain securities, an accounting policy first adopted in the year ended November 30, 2002, amounts previously reported for that year have been reclassified. This correction had no material effect on the results of operations for the year ended November 30, 2003. The impact for 2002 is a decrease in net investment income per share of $.055 and a corresponding increase in net realized and unrealized gain. The ratio of net investment income to average net assets decreased from previously reported 9.70% to 9.17%. The reclassification has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued only by a single dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 40,009,469
Unrealized depreciation	(13,683,027)
Net unrealized appreciation (depreciation)	$ 26,326,442
Cost for federal income tax purposes	$ 565,936,277

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,306,749 and $31,765,694, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 11,679,857	5.40%

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $739 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $4,650 and $1,942, respectively.

8. Credit Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, four otherwise unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements - continued

9. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I Trust, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series IV) at May 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 19, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate High Income Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

REHI-USAN-0707
1.786816.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 20, 2007